Total Equity - Other Components of Equity (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Components of Equity
Equity at beginning of period	€ 41,523	€ 29,927	€ 30,822
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,280	2,853	(2,752)
Equity at end of period	42,848	41,523	29,927
Other Components of Equity
Other Components of Equity
Equity at beginning of period	1,808	(1,012)	1,770
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,224	2,819	(2,782)
Equity at end of period	4,031	1,808	(1,012)
Exchange differences
Other Components of Equity
Equity at beginning of period	1,830	(1,016)	1,776
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,186	2,846	(2,792)
Equity at end of period	4,015	1,830	(1,016)
Reserve of cash flow hedges [member]
Other Components of Equity
Equity at beginning of period	(22)	4	(6)
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	39	(26)	10
Equity at end of period	€ 16	€ (22)	€ 4